MATERIAL PARTLY-OWNED SUBSIDIARIES - Subsidiaries with Material Non-controlling Interests (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Charoong Thai and its subsidiaries (“CTW Consolidated”)
Disclosure of subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests	49.07%	49.07%